SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
For the Years Ended December 31, 2017, 2016 and 2015

		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions from Reserves	Balance at End of Period
In thousands of dollars

For the year ended December 31, 2017
Allowances deducted from assets
Accounts receivable—trade, net (a)	$40,153	$166,993	$—	$(165,354)	$41,792
Valuation allowance on net deferred taxes (b)	235,485	92,139	—	(15,476)	312,148
Inventory obsolescence reserve (c)	20,043	35,666	—	(36,361)	19,348
Total allowances deducted from assets	$295,681	$294,798	$—	$(217,191)	$373,288

For the year ended December 31, 2016
Allowances deducted from assets
Accounts receivable—trade, net (a)	$32,638	$174,314	$—	$(166,799)	$40,153
Valuation allowance on net deferred taxes (b)	207,055	28,430	—	—	235,485
Inventory obsolescence reserve (c)	22,632	30,053	—	(32,642)	20,043
Total allowances deducted from assets	$262,325	$232,797	$—	$(199,441)	$295,681

For the year ended December 31, 2015
Allowances deducted from assets
Accounts receivable—trade, net (a)	$15,885	$172,622	$—	$(155,869)	$32,638
Valuation allowance on net deferred taxes (b)	147,223	59,832	—	—	207,055
Inventory obsolescence reserve (c)	11,748	32,434	—	(21,550)	22,632
Total allowances deducted from assets	$174,856	$264,888	$—	$(177,419)	$262,325

(a) Includes allowances for doubtful accounts, anticipated discounts and write-offs of uncollectible accounts receivable.
(b) Includes adjustments to the valuation allowance for deferred tax assets that we do not expect to realize. The 2017 deductions from reserves reflects the change in valuation allowance due to the remeasurement of corresponding U.S. deferred tax assets at the lower enacted corporate tax rates resulting from the U.S. tax reform.
(c) Includes adjustments to the inventory reserve, transfers, disposals and write-offs of obsolete inventory.